Acquisitions/Divestitures (Divestiture) (Details 3) (Microelectronics business, USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014
Microelectronics business
Discontinued Operations
Description of continuing involvement after transaction		The companies have also agreed to a 10-year exclusive manufacturing sourcing agreement in which GLOBALFOUNDRIES will provide server processor semiconductor technology for use in IBM Systems. The agreement provides the company with capacity and market-based pricing for current semiconductor nodes in production and progression to nodes in the future for both development and production needs. As part of the transaction agreement, the company will provide GLOBALFOUNDRIES with certain transition services, including IT, supply chain, packaging and test services and lab services. The initial term for these transition services is one to three years, with GLOBALFOUNDRIES having the ability to renew.
Name of the reportable segment		Systems and Technology
Pre-tax charge related to expected sale	$ 4,726	$ 4,726
Impairment of long-lived assets	2,400
Total cash consideration expected to be transferred to acquiring company	1,500
Other related costs	800
Cash transfer at closing date	750
Estimated working capital adjustment	$ 200
Period of time over which cash consideration is expected to be transferred		3 years